Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

July 31, 2019

EMX-QTLY-0919
1.929352.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
		Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR		21,850	$1,513,768
BBVA Banco Frances SA sponsored ADR		32,417	375,713
Grupo Financiero Galicia SA sponsored ADR		49,061	1,802,501
Pampa Holding SA sponsored ADR (a)		30,143	991,705
Telecom Argentina SA Class B sponsored ADR		46,466	785,275
Transportadora de Gas del Sur SA Class B sponsored ADR		35,520	554,467
YPF SA Class D sponsored ADR		83,501	1,373,591

TOTAL ARGENTINA			7,397,020

Bailiwick of Jersey - 0.0%
Polymetal International PLC		101,947	1,233,823
Belgium - 0.0%
Titan Cement International Trading SA (a)		17,611	370,412
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		1,670,000	1,500,286
Alibaba Pictures Group Ltd. (a)		6,790,000	1,372,079
Beijing Enterprises Water Group Ltd.		2,588,000	1,362,183
Brilliance China Automotive Holdings Ltd.		1,436,000	1,564,969
China Gas Holdings Ltd.		846,600	3,507,876
China Oriental Group Co. Ltd. (H Shares)		488,000	217,250
China Resource Gas Group Ltd.		418,000	2,115,747
Cosco Shipping Ports Ltd.		799,680	696,902
Credicorp Ltd.		6,502	1,421,987
Credicorp Ltd. (United States)		26,163	5,703,272
GOME Electrical Appliances Holdings Ltd. (a)(b)		4,803,802	511,623
Haier Electronics Group Co. Ltd.		601,000	1,412,521
HengTen Networks Group Ltd. (a)		9,644,000	182,478
Kunlun Energy Co. Ltd.		1,462,000	1,275,051
Luye Pharma Group Ltd. (c)		514,500	397,286
Nine Dragons Paper (Holdings) Ltd.		804,000	650,775
Shenzhen International Holdings Ltd.		462,573	854,430
Sihuan Pharmaceutical Holdings Group Ltd.		1,703,000	348,879

TOTAL BERMUDA			25,095,594

Brazil - 5.0%
Ambev SA		2,267,600	11,960,850
Atacadao Distribuicao Comercio e Industria Ltda		194,600	1,193,702
B2W Companhia Global do Varejo (a)		89,800	892,741
Banco Bradesco SA		580,838	4,734,857
Banco do Brasil SA		413,800	5,336,837
Banco Santander SA (Brasil) unit		199,900	2,244,478
BB Seguridade Participacoes SA		335,800	2,855,270
BM&F BOVESPA SA		990,114	10,945,775
BR Malls Participacoes SA		373,095	1,467,412
Brasil Foods SA (a)		274,000	2,398,716
BTG Pactual Participations Ltd. unit		104,500	1,636,359
CCR SA		586,200	2,296,354
Centrais Eletricas Brasileiras SA (Electrobras) (a)		109,400	1,129,159
Cielo SA		581,614	1,103,380
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		164,100	2,296,157
Companhia Siderurgica Nacional SA (CSN)		293,000	1,269,090
Cosan SA Industria e Comercio		80,700	1,075,901
Drogasil SA		112,000	2,436,129
Embraer SA		333,100	1,685,422
Energisa SA unit		78,800	1,020,011
ENGIE Brasil Energia SA		97,550	1,233,833
Equatorial Energia SA		81,400	2,015,617
Hypermarcas SA		179,700	1,421,082
IRB Brasil Resseguros SA		112,400	2,797,961
Itausa-Investimentos Itau SA		21,512	71,418
JBS SA		525,000	3,425,393
Klabin SA unit		334,000	1,403,792
Kroton Educacional SA		714,948	2,352,967
Localiza Rent A Car SA		277,752	3,202,297
Lojas Renner SA		381,559	4,745,055
M. Dias Branco SA		47,200	483,954
Magazine Luiza SA		36,800	2,542,979
Multiplan Empreendimentos Imobiliarios SA		140,058	1,041,898
Natura Cosmeticos SA		93,900	1,505,067
Notre Dame Intermedica Participacoes SA		161,900	1,853,873
Petrobras Distribuidora SA		335,700	2,339,833
Petroleo Brasileiro SA - Petrobras (ON)		1,453,200	10,962,734
Porto Seguro SA		44,600	608,870
Rumo SA (a)		525,900	3,020,616
Sul America SA unit		112,074	1,233,993
Suzano Papel e Celulose SA		263,055	2,114,035
TIM Participacoes SA		403,400	1,291,692
Ultrapar Participacoes SA		343,300	1,789,206
Vale SA		1,523,884	19,889,335
Weg SA		404,532	2,524,913

TOTAL BRAZIL			135,851,013

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)		376,000	28,099
Cayman Islands - 15.8%
3SBio, Inc. (c)		626,500	1,058,017
51job, Inc. sponsored ADR (a)		12,074	936,339
58.com, Inc. ADR (a)		45,374	2,558,186
AAC Technology Holdings, Inc.		343,500	1,845,812
Agile Property Holdings Ltd.		656,000	843,134
Airtac International Group		61,000	622,124
Alibaba Group Holding Ltd. sponsored ADR (a)		683,126	118,255,942
Anta Sports Products Ltd.		518,000	3,866,836
Autohome, Inc. ADR Class A (a)(b)		28,301	2,405,585
Baidu.com, Inc. sponsored ADR (a)		133,381	14,898,658
Baozun, Inc. sponsored ADR (a)(b)		19,330	958,961
Chailease Holding Co. Ltd.		577,850	2,421,177
China Aoyuan Property Group Ltd.		571,000	763,770
China Conch Venture Holdings Ltd.		783,500	2,696,081
China Education Group Holdings Ltd.		274,000	425,492
China First Capital Group Ltd. (a)		1,360,000	415,541
China Hongqiao Group Ltd.		861,000	629,186
China Huishan Dairy Holdings Co. Ltd. (a)(d)		888,000	23,822
China Investment Fund International Holdings Co. Ltd. (d)		357,000	1,052,555
China Literature Ltd. (a)(b)(c)		125,800	502,129
China Medical System Holdings Ltd.		682,000	650,560
China Mengniu Dairy Co. Ltd.		1,321,000	5,330,293
China Resources Cement Holdings Ltd.		1,196,000	1,093,023
China Resources Land Ltd.		1,330,744	5,686,813
China State Construction International Holdings Ltd.		957,000	983,061
China Zhongwang Holdings Ltd.		847,200	431,451
CIFI Holdings Group Co. Ltd.		1,371,623	874,382
Country Garden Holdings Co. Ltd.		3,649,737	4,917,311
Country Garden Services Holdings Co. Ltd.		578,000	1,391,763
Ctrip.com International Ltd. ADR (a)		197,009	7,679,411
Dali Foods Group Co. Ltd. (c)		918,000	572,122
ENN Energy Holdings Ltd.		375,300	3,860,488
Evergrande Real Estate Group Ltd.		886,000	2,339,091
Fullshare Holdings Ltd. (a)		4,032,500	143,636
Future Land Development Holding Ltd.		864,000	725,884
GDS Holdings Ltd. ADR (a)(b)		28,710	1,182,278
Geely Automobile Holdings Ltd.		2,392,000	3,648,109
Genscript Biotech Corp. (a)		436,000	1,065,684
Greentown Service Group Co. Ltd.		492,000	414,464
Haitian International Holdings Ltd.		319,000	644,441
Hengan International Group Co. Ltd.		347,500	2,628,362
Huazhu Group Ltd. ADR (b)		63,409	2,077,279
Hutchison China Meditech Ltd. sponsored ADR (a)		29,936	625,962
iQIYI, Inc. ADR (a)(b)		59,137	1,099,357
JD.com, Inc. sponsored ADR (a)		353,504	10,573,305
Jiayuan International Group Ltd.		296	128
Kaisa Group Holdings Ltd.		1,095,000	454,149
Kingboard Chemical Holdings Ltd.		327,000	805,011
Kingboard Laminates Holdings Ltd.		485,000	399,946
Kingdee International Software Group Co. Ltd.		1,092,000	1,040,211
Kingsoft Corp. Ltd. (a)		405,000	872,604
KWG Property Holding Ltd.		627,000	582,955
Lee& Man Paper Manufacturing Ltd.		569,000	347,318
Li Ning Co. Ltd.		948,500	2,338,436
Lijun International Pharmaceutical Holding Ltd.		750,000	665,011
Logan Property Holdings Co. Ltd.		664,000	1,004,009
Longfor Properties Co. Ltd. (c)		856,000	3,165,651
Meitu, Inc. (a)(c)		952,000	277,371
Meituan Dianping Class B		480,900	3,888,647
Momo, Inc. ADR		69,605	2,364,482
NetEase, Inc. ADR		33,850	7,813,257
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		68,764	7,172,773
Nexteer Auto Group Ltd.		447,000	464,565
NIO, Inc. sponsored ADR (a)(b)		317,882	1,103,051
Noah Holdings Ltd. sponsored ADR (a)(b)		13,703	443,155
Pinduoduo, Inc. ADR (b)		92,269	2,054,831
Semiconductor Manufacturing International Corp. (a)		1,424,700	1,678,123
Shenzhou International Group Holdings Ltd.		361,600	4,987,446
Shimao Property Holdings Ltd.		546,000	1,507,944
Shui On Land Ltd.		1,537,000	328,083
SINA Corp. (a)		30,381	1,188,505
Sino Biopharmaceutical Ltd.		3,337,000	4,070,359
SOHO China Ltd.		898,000	287,110
Sunac China Holdings Ltd.		1,168,000	5,268,465
Sunny Optical Technology Group Co. Ltd.		344,000	3,977,805
TAL Education Group ADR (a)		171,117	5,509,967
Tencent Holdings Ltd.		2,742,800	127,795,210
Tencent Music Entertainment Group ADR (a)(b)		44,595	636,371
Tingyi (Cayman Islands) Holding Corp.		932,000	1,390,931
Towngas China Co. Ltd.		418,506	318,655
Uni-President China Holdings Ltd.		631,000	746,320
Vipshop Holdings Ltd. ADR (a)		211,252	1,605,515
Want Want China Holdings Ltd.		2,341,000	1,820,713
Weibo Corp. sponsored ADR (a)(b)		25,754	1,008,784
Wuxi Biologics (Cayman), Inc. (a)(c)		267,500	2,842,793
Xiaomi Corp. Class B (b)(c)		1,668,600	1,905,505
Xinyi Solar Holdings Ltd.		1,395,391	766,060
Yihai International Holding Ltd.		221,000	1,172,669
Yuzhou Properties Co.		730,613	343,248
YY, Inc. ADR (a)		23,091	1,482,211
Zhen Ding Technology Holding Ltd.		220,000	799,382
Zhongsheng Group Holdings Ltd. Class H		278,500	774,059
ZTO Express (Cayman), Inc. sponsored ADR		153,458	3,015,450

TOTAL CAYMAN ISLANDS			432,303,121

Chile - 0.8%
Aguas Andinas SA		1,205,104	674,519
Banco de Chile		14,655,772	2,120,878
Banco de Credito e Inversiones		23,438	1,476,529
Banco Santander Chile		32,334,959	2,341,479
Cencosud SA		683,326	1,349,152
Colbun SA (a)		3,605,822	677,102
Compania Cervecerias Unidas SA		72,945	1,022,659
Compania de Petroleos de Chile SA (COPEC)		185,094	1,698,412
CorpBanca SA		77,014,320	597,286
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		69,110	633,168
Empresas CMPC SA		537,132	1,259,639
Enel Chile SA		12,827,278	1,162,630
Enersis SA		18,305,813	3,020,395
LATAM Airlines Group SA		113,372	1,080,554
LATAM Airlines Group SA sponsored ADR (b)		37,259	358,432
S.A.C.I. Falabella		371,193	2,293,544
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)		7,470	220,290

TOTAL CHILE			21,986,668

China - 10.4%
Agricultural Bank of China Ltd.:
(A Shares)		179,600	93,600
(H Shares)		15,064,000	6,097,543
Aier Eye Hospital Group Co. Ltd. (A Shares)		45,370	199,619
Air China Ltd.:
(A Shares)		76,500	98,606
(H Shares)		874,000	848,769
Aisino Co. Ltd. (A Shares)		28,800	95,176
Aluminum Corp. of China Ltd.:
(A shares) (a)		421,600	228,100
(H Shares) (a)		1,652,000	539,464
Angang Steel Co. Ltd.:
(A Shares)		173,940	87,914
(H Shares)		590,200	223,867
Anhui Conch Cement Co. Ltd.:
(A Shares)		35,200	200,562
(H Shares)		617,000	3,562,707
Anxin Trust Co. Ltd. (A Shares) (a)		76,800	53,149
AVIC Aircraft Co. Ltd. (A Shares)		45,100	107,177
AVIC Aviation Engine Corp. PLC (A Shares)		37,000	125,716
AVIC Capital Co. Ltd. (A Shares)		130,400	96,939
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)		15,700	68,283
AviChina Industry & Technology Co. Ltd. (H Shares)		1,213,000	651,084
Baic Motor Corp. Ltd. (H Shares) (c)		768,000	485,208
Bank Communications Co. Ltd.:
(H Shares)		4,670,000	3,397,652
Class A		140,000	117,684
Bank of Beijing Co. Ltd. (A Shares)		350,580	285,354
Bank of Chengdu Co. Ltd. Class A		73,900	90,688
Bank of China Ltd.:
(A Shares)		197,500	106,070
(H Shares)		38,493,000	15,631,539
Bank of Guiyang Co. Ltd. (A Shares)		64,820	83,176
Bank of Hangzhou Co. Ltd. (A Shares)		95,620	117,091
Bank of Jiangsu Co. Ltd. (A Shares)		185,400	186,533
Bank of Nanjing Co. Ltd. (A Shares)		131,900	157,938
Bank of Ningbo Co. Ltd. (A Shares)		78,900	268,983
Bank of Shanghai Co. Ltd. (A Shares)		224,777	302,496
Baoshan Iron & Steel Co. Ltd. (A Shares)		295,100	271,726
BBMG Corp.:
(A Shares)		118,700	59,821
(H Shares)		1,055,000	306,955
Beijing Capital International Airport Co. Ltd. (H Shares)		764,000	601,962
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		59,800	46,708
Beijing Shiji Information Technology Co. Ltd. (A Shares)		15,000	77,274
Beijing Tongrentang Co. Ltd. (A Shares)		21,400	87,842
BOE Technology Group Co. Ltd. (A Shares)		471,800	274,807
BYD Co. Ltd.:
(A Shares)		19,900	160,467
(H Shares) (b)		319,000	1,993,314
Caitong Securities Co. Ltd.		50,100	78,987
CGN Power Co. Ltd. (H Shares) (c)		5,036,000	1,453,597
Changjiang Securities Co. Ltd. (A Shares)		78,600	84,256
Chaozhou Three-Circle Group Co. (A Shares)		28,400	85,517
China Avionics Systems Co. Ltd. (A Shares)		25,300	55,446
China Cinda Asset Management Co. Ltd. (H Shares)		4,068,000	887,431
China CITIC Bank Corp. Ltd.:
(A Shares)		212,900	182,935
(H Shares)		4,103,000	2,273,237
China Coal Energy Co. Ltd. (H Shares)		1,006,000	389,782
China Communications Construction Co. Ltd.:
(A Shares)		34,000	53,722
(H Shares)		2,105,000	1,771,537
China Communications Services Corp. Ltd. (H Shares)		1,136,000	790,894
China Construction Bank Corp.:
(A Shares)		468,200	498,800
(H Shares)		45,717,000	35,098,349
China Eastern Airlines Corp. Ltd.:
(A Shares)		98,500	83,631
(H Shares)		706,000	387,899
China Everbright Bank Co. Ltd.:
(A Shares)		947,700	538,653
(H Shares)		1,083,000	487,044
China Film Co. Ltd. (A Shares)		25,100	53,049
China Fortune Land Development Co. Ltd. (A Shares)		43,300	182,337
China Galaxy Securities Co. Ltd. (H Shares)		1,706,500	910,825
China Gezhouba Group Co. Ltd. (A Shares)		88,000	76,730
China Grand Automotive Services Co. Ltd. (A Shares)		123,300	71,462
China Huarong Asset Management Co. Ltd. (c)		4,638,000	781,923
China International Capital Corp. Ltd. (H Shares) (c)		575,600	1,088,941
China International Marine Containers Group Co. Ltd.		30,000	44,826
China International Travel Service Corp. Ltd. (A Shares)		27,700	361,584
China Life Insurance Co. Ltd.		20,400	87,303
China Life Insurance Co. Ltd. (H Shares)		3,612,000	9,200,379
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,448,000	885,438
China Merchants Bank Co. Ltd.:
(A Shares)		188,000	989,280
(H Shares)		1,986,846	9,842,640
China Merchants Securities Co. Ltd. (A Shares)		83,800	204,885
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		97,300	289,523
China Minsheng Banking Corp. Ltd.:
(A Shares)		804,100	706,188
(H Shares)		2,944,540	2,028,229
China Molybdenum Co. Ltd.:
(H Shares)		1,791,000	509,376
Class A		225,000	117,118
China National Building Materials Co. Ltd. (H Shares)		1,848,000	1,620,187
China National Chemical Engineering Co. Ltd. (A Shares)		96,000	80,501
China National Nuclear Power Co. Ltd. (A Shares)		222,300	181,145
China Northern Rare Earth Group High-Tech Co. Ltd.		50,800	82,295
China Nuclear Engineering Corp. Ltd. (A Shares)		6,601	7,251
China Oilfield Services Ltd. (H Shares)		788,000	888,928
China Pacific Insurance (Group) Co. Ltd.		56,500	314,247
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,313,600	5,603,133
China Petroleum & Chemical Corp.:
(A Shares)		164,000	124,967
(H Shares)		12,487,000	8,016,790
China Railway Construction Corp. Ltd.:
(A Shares)		115,400	161,541
(H Shares)		1,036,500	1,197,591
China Railway Group Ltd. (H Shares)		1,795,000	1,256,793
China Railway Signal & Communications Corp. (H Shares) (c)		720,000	480,681
China Reinsurance Group Corp. (H Shares)		2,491,000	437,802
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		15,400	65,300
China Shenhua Energy Co. Ltd.:
(A Shares)		53,500	148,148
(H Shares)		1,644,000	3,247,812
China Shipbuilding Industry Co. (A Shares)		320,100	277,525
China Shipbuilding Industry Group Power Co. Ltd.		26,400	96,381
China Shipping Development Co. Ltd. (H Shares)		526,000	299,566
China South Publishing & Media Group Co. Ltd. (A Shares)		32,000	57,445
China Southern Airlines Ltd.:
(A Shares)		14,300	15,005
(H Shares)		902,000	578,186
China Spacesat Co. Ltd. (A Shares)		17,700	59,661
China State Construction Engineering Corp. Ltd. (A Shares)		606,680	515,559
China Telecom Corp. Ltd. (H Shares)		6,684,000	2,981,267
China Tower Corp. Ltd. (H Shares) (c)		20,188,000	5,217,549
China United Network Communications Ltd. (A Shares)		440,000	376,433
China Vanke Co. Ltd.:
(A Shares)		220,100	911,760
(H Shares)		627,000	2,355,064
China Yangtze Power Co. Ltd. (A Shares)		210,100	569,723
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		5,700	10,625
Chongqing Changan Automobile Co. Ltd. (A Shares)		58,600	67,031
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,160,000	606,348
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		19,700	133,391
CITIC Guoan Information Industry Co. Ltd. (A Shares)		23,400	13,011
CITIC Securities Co. Ltd.:
(A Shares)		37,400	125,132
(H Shares)		1,187,500	2,267,290
Contemporary Amperex Technology Co. Ltd.		10,900	119,664
COSCO Shipping Development Co. Ltd. (A Shares)		119,200	45,980
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		136,500	92,383
(H Shares) (a)		1,100,500	409,278
CRRC Corp. Ltd.:
(A Shares)		294,400	335,194
(H Shares)		2,182,600	1,718,038
Daqin Railway Co. Ltd. (A Shares)		235,600	269,599
Datang International Power Generation Co. Ltd. (H Shares)		1,214,000	272,778
DHC Software Co. Ltd. (A Shares)		62,700	61,046
Dong E-E-Jiao Co. Ltd. (A Shares)		12,100	58,311
Dongfang Electric Corp. Ltd. (A Shares) (a)		38,300	56,206
Dongfeng Motor Group Co. Ltd. (H Shares)		1,338,000	1,193,380
Dongxing Securities Co. Ltd. (A Shares)		40,900	66,361
Dr. Peng Telcom & Media Group Ltd. (A Shares)		3,400	3,577
East Money Information Co. Ltd. (A Shares)		91,100	190,884
Everbright Securities Co. Ltd. (A Shares)		57,100	93,008
Fangda Carbon New Material Co. Ltd. (A Shares)		38,144	63,198
Financial Street Holdings Co. Ltd. (A Shares)		65,400	72,221
First Capital Securities Co. Ltd. (A Shares)		51,300	44,927
Focus Media Information Technology Co. Ltd. (A Shares)		211,820	154,672
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		31,600	455,756
Founder Securities Co. Ltd. (A Shares)		115,700	115,710
Foxconn Industrial Internet Co. Ltd. (A Shares)		52,200	103,067
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		75,700	246,183
(H Shares) (c)		186,000	563,232
GD Power Development Co. Ltd. (A Shares)		258,900	95,615
Gemdale Corp. (A Shares)		67,100	118,241
GF Securities Co. Ltd.:
(A Shares)		31,300	60,493
(H Shares)		720,600	808,186
Giant Network Group Co. Ltd. (A Shares)		22,600	58,220
GoerTek, Inc. (A Shares)		46,800	78,614
Great Wall Motor Co. Ltd. (H Shares)		1,475,500	999,523
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		41,800	332,432
Greenland Holdings Corp. Ltd. (A Shares)		138,933	139,537
Guanghui Energy Co. Ltd. (A Shares)		139,800	70,263
Guangshen Railway Co. Ltd. (A Shares)		15,900	7,359
Guangzhou Automobile Group Co. Ltd.		28,600	45,748
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,436,000	1,460,045
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)		20,400	110,722
Guangzhou Haige Communications Group (A Shares)		5,800	8,030
Guangzhou R&F Properties Co. Ltd. (H Shares)		487,200	881,487
Guosen Securities Co. Ltd. (A Shares)		58,100	114,257
Guotai Junan Securities Co. Ltd.:
(A Shares)		142,300	371,404
(H Shares) (c)		300,000	484,958
Guoyuan Securities Co. Ltd. (A Shares)		50,100	65,874
Haier Smart Home Co. Ltd. (A Shares)		88,400	214,418
Haitong Securities Co. Ltd.:
(A Shares)		41,100	82,026
(H Shares)		1,552,800	1,538,731
Han's Laser Technology Industry Group Co. Ltd. (A Shares)		2,500	10,498
Hanergy Mobile Energy Holding (d)		1,618,000	2
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		130,900	579,974
Hangzhou Robam Appliances Co. Ltd. (A Shares)		14,500	52,159
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		11,100	80,238
Heilan Home Co. Ltd. (A Shares)		55,700	72,551
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		40,023	139,077
Hengli Petrochemical Co. Ltd. (A Shares)		35,140	61,416
Hengtong Optic-electric Co. Ltd. (A Shares)		30,280	70,137
Hengyi Petrochemical Co. Ltd. (A Shares)		43,100	75,567
Hesteel Co. Ltd. (A Shares)		193,000	76,511
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		7,400	97,195
Huaan Securities Co. Ltd. (A Shares)		53,700	50,616
Huadian Power International Corp. Ltd.:
(A Shares)		108,300	61,623
(H Shares)		756,000	316,428
Huadong Medicine Co. Ltd. (A Shares)		25,080	99,553
Huaneng Power International, Inc. (H Shares)		1,852,000	1,077,780
Huaneng Renewables Corp. Ltd. (H Shares)		2,130,000	578,924
Huatai Securities Co. Ltd.:
(A Shares)		52,400	153,356
(H Shares) (c)		865,400	1,402,017
HUAXI Securities Co. Ltd.		38,900	56,269
Huaxia Bank Co. Ltd. (A Shares)		242,200	264,892
Huayu Automotive Systems Co. Ltd. (A Shares)		44,900	149,936
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		76,400	78,508
Hubei Energy Group Co. Ltd. (A Shares)		116,000	70,547
Hundsun Technologies, Inc. (A Shares)		11,490	117,460
iFlytek Co. Ltd. (A Shares) (a)		30,600	144,853
Industrial & Commercial Bank of China Ltd.:
(A Shares)		108,400	88,418
(H Shares)		31,971,000	21,470,019
Industrial Bank Co. Ltd. (A Shares)		291,300	804,816
Industrial Securities Co. Ltd. (A Shares)		95,800	89,670
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		86,800	390,777
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		652,100	148,954
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		124,000	57,777
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		740,099	748,235
Jiangsu Expressway Co. Ltd. (H Shares)		580,000	781,466
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		61,680	594,851
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		21,300	357,166
Jiangxi Copper Co. Ltd.:
(A Shares)		32,500	69,075
(H Shares)		542,000	670,781
Jiangxi Ganfeng Lithium Co. Ltd.		16,300	51,838
Jinduicheng Molybdenum Co. Ltd. (A Shares)		8,900	9,088
Jinke Properties Group Co. Ltd. (A Shares)		84,200	76,336
Jointown Pharmaceutical Group (A Shares)		37,200	64,776
Kangmei Pharmaceutical Co. Ltd. (A Shares)		40,900	19,080
Kweichow Moutai Co. Ltd. (A Shares)		17,700	2,482,792
Legend Holdings Corp.:
rights 12/31/99 (a)(d)		12,238	2,032
(H Shares) (c)		166,900	393,051
Lens Technology Co. Ltd. (A Shares)		48,500	53,861
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		26,300	93,974
Liaoning Chengda Co. Ltd. (A Shares)		25,500	51,278
LONGi Green Energy Technology Co. Ltd.		51,000	189,246
Luxshare Precision Industry Co. Ltd. (A Shares)		74,295	231,245
Luzhou Laojiao Co. Ltd. (A Shares)		20,500	238,080
Maanshan Iron & Steel Co. Ltd.:
(A Shares)		603,100	255,984
(H Shares)		146,000	55,343
Mango Excellent Media Co. Ltd. (A Shares) (a)		10,300	57,957
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		58,560	100,455
Metallurgical Corp. China Ltd.:
(A Shares)		441,800	188,406
(H Shares)		982,000	239,710
Midea Group Co. Ltd. (A Shares)		49,200	387,601
Muyuan Foodstuff Co. Ltd. (A Shares)		19,300	214,173
NARI Technology Co. Ltd. (A Shares)		64,300	175,328
New China Life Insurance Co. Ltd.		17,700	141,573
New China Life Insurance Co. Ltd. (H Shares)		409,500	2,031,212
O-film Tech Co. Ltd. (A Shares)		48,800	59,333
Oceanwide Holdings Co., Ltd. (A Shares)		54,500	39,914
Offshore Oil Enginering Co. Ltd. (A Shares)		77,000	60,045
Oppein Home Group, Inc. (A Shares)		4,300	64,618
Orient Securities Co. Ltd. (A Shares)		85,500	128,467
People's Insurance Co. of China Group (H Shares)		3,982,000	1,670,456
Perfect World Co. Ltd. (A Shares)		14,100	53,335
PetroChina Co. Ltd.:
(A Shares)		439,000	413,805
(H Shares)		9,718,000	5,154,466
PICC Property & Casualty Co. Ltd. (H Shares)		3,311,840	3,932,366
Ping An Bank Co. Ltd. (A Shares)		246,400	501,189
Ping An Insurance (Group) Co. of China Ltd.:
(A Shares)		117,800	1,493,374
(H Shares)		2,721,500	32,075,092
Poly Developments & Holdings (A Shares)		171,900	352,005
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		3,799,000	2,209,305
Power Construction Corp. of China Ltd. (A Shares)		205,400	147,227
Qihoo 360 Technology Co. Ltd. (A Shares)		21,900	63,240
Risesun Real Estate Development Co. Ltd. (A Shares)		66,000	83,298
Rongsheng Petrochemical Co. Ltd. (A Shares)		46,100	79,342
SAIC Motor Corp. Ltd. (A Shares)		110,900	397,938
Sanan Optoelectronics Co. Ltd. (A Shares) (a)		57,700	95,139
Sany Heavy Industry Co. Ltd. (A Shares)		108,800	221,414
SDIC Capital Co. Ltd.		50,000	97,340
SDIC Power Holdings Co. Ltd. (A Shares)		112,000	138,169
Seazen Holdings Co. Ltd. (A Shares)		32,000	121,514
SF Holding Co. Ltd. (A Shares)		19,200	103,268
Shaanxi Coal Industry Co. Ltd. (A Shares)		130,700	178,511
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		20,110	75,874
Shandong Gold Mining Co. Ltd. (A Shares) (a)		26,900	163,937
Shandong Linglong Tyre Co. Ltd. (A Shares)		15,500	42,327
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		984,000	938,108
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		12,675	6,719
Shanghai Construction Group Co. Ltd. (A Shares)		26,100	14,359
Shanghai Electric Group Co. Ltd.:
(A Shares)		137,000	105,529
(H Shares)		1,184,000	411,235
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		19,400	73,515
(H Shares)		276,000	817,053
Shanghai International Airport Co. Ltd. (A Shares)		14,000	167,222
Shanghai International Port Group Co. Ltd. (A Shares)		120,100	126,121
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		630,849	741,618
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		28,100	73,787
(H Shares)		376,600	724,180
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		419,600	718,798
Shanghai Tunnel Engineering Co. Ltd.		71,000	63,354
Shanghaioriental Pearl Media Co. Ltd.		54,690	78,410
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		69,000	81,939
Shanxi Securities Co. Ltd. (A Shares)		49,000	59,107
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		12,700	124,225
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		90,400	79,995
Shenergy Co. Ltd. (A Shares)		85,700	72,735
Shenwan Hongyuan Group Co. Ltd. (A Shares)		272,300	192,560
Shenzhen Energy Group Co. Ltd. (A Shares)		64,000	54,706
Shenzhen Inovance Technology Co. Ltd. (A Shares)		25,300	91,006
Shenzhen Kangtai Biological Products Co. Ltd.		9,500	87,982
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		6,100	139,833
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		127,500	132,717
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		2,000	6,477
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		10,500	6,589
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		80,000	55,530
Sichuan Chuantou Energy Co. Ltd. (A Shares)		72,000	97,699
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		21,800	98,764
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		58,100	162,750
Sinolink Securities Co. Ltd. (A Shares)		44,700	59,793
Sinopec Engineering Group Co. Ltd. (H Shares)		693,000	542,902
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		392,200	271,379
(H Shares)		1,081,000	377,143
Sinopharm Group Co. Ltd. (H Shares)		560,800	2,073,050
Sinotrans Ltd. (H Shares)		917,000	316,057
Songcheng Performance Development Co. Ltd. (A Shares)		23,900	90,303
Soochow Securities Co. Ltd. (A Shares)		42,300	60,141
Southwest Securities Co. Ltd. (A Shares)		20,200	14,244
Spring Airlines Co. Ltd. (A Shares)		13,987	87,272
Suning.com Co. Ltd. (A Shares)		136,600	211,388
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		23,200	54,443
Suzhou Gold Mantis Consolidated Co. Ltd.		47,100	74,962
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		24,700	57,810
TBEA Co. Ltd. (A Shares)		57,200	58,743
TCL Corp. (A Shares)		199,100	97,910
Tianma Microelectronics Co. Ltd. (A Shares)		28,600	60,382
Tianqi Lithium Corp. (A Shares)		16,700	56,012
Tong Ren Tang Technologies Co. Ltd. (H Shares)		247,000	295,134
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		30,000	68,021
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		166,300	55,835
Tongwei Co. Ltd. (A Shares)		54,300	114,208
Transfar Zhilian Co. Ltd.		47,800	55,011
TravelSky Technology Ltd. (H Shares)		456,000	892,558
Tsingtao Brewery Co. Ltd.:
(A Shares)		39,000	255,090
(H Shares)		156,000	912,404
Tus-Sound Environmental Resources Co. Ltd. (A Shares)		3,200	4,824
Unisplendour Corp. Ltd. (A Shares)		10,864	50,808
Walvax Biotechnology Co. Ltd. (A Shares)		22,700	90,045
Wangsu Science & Technology Co. Ltd. (A Shares)		34,200	52,466
Wanxiang Qianchao Co. Ltd. (A Shares)		44,000	37,078
Weichai Power Co. Ltd.:
(A Shares)		179,800	315,524
(H Shares)		820,200	1,263,755
Weifu High-Technology Group Co. Ltd. (A Shares)		14,700	38,667
Wens Foodstuffs Group Co. Ltd. (A Shares)		73,300	429,664
Western Securities Co. Ltd. (A Shares)		50,700	70,577
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. (A Shares)		22,200	45,835
Wuliangye Yibin Co. Ltd. (A Shares)		53,500	929,564
WuXi AppTec Co. Ltd. (H Shares) (b)(c)		74,880	691,772
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		13,400	70,075
XCMG Construction Machinery Co. Ltd. (A Shares)		117,700	82,645
Xiamen C&D, Inc. (A Shares)		45,100	58,671
Xinhu Zhongbao Co. Ltd. (A Shares)		132,100	55,516
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		432,010	482,782
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		17,100	25,349
(H Shares)		846,000	744,615
Yonghui Superstores Co. Ltd. (A Shares)		140,500	196,481
Yonyou Network Technology Co. Ltd. (A Shares)		35,560	146,854
Yunnan Baiyao Group Co. Ltd. (A Shares)		17,000	186,841
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		9,200	138,111
Zhaojin Mining Industry Co. Ltd. (H Shares)		514,000	597,416
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		4,096	5,683
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		97,900	56,315
Zhejiang Chint Electric Co. Ltd. (A Shares)		28,800	99,782
Zhejiang Dahua Technology Co. Ltd. (A Shares)		44,500	103,069
Zhejiang Expressway Co. Ltd. (H Shares)		706,000	683,369
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		16,016	53,820
Zhejiang Longsheng Group Co. Ltd. (A Shares)		44,700	97,230
Zhejiang Semir Garment Co. Ltd. (A Shares)		7,500	11,796
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		31,800	59,593
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)		136,800	306,207
Zhongjin Gold Co. Ltd. (A Shares)		56,500	76,712
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		16,400	57,226
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		258,300	1,234,626
Zijin Mining Group Co. Ltd.:
(A Shares)		187,700	98,905
(H Shares)		2,738,000	1,095,780
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		94,900	84,702
ZTE Corp.:
(A Shares) (a)		43,300	205,588
(H Shares)		378,280	1,129,788

TOTAL CHINA			284,836,978

Colombia - 0.3%
Bancolombia SA		100,018	1,198,047
Bancolombia SA sponsored ADR		16,719	833,944
Cementos Argos SA		238,804	559,720
Ecopetrol SA		2,343,687	2,100,148
Grupo de Inversiones Suramerica SA		110,316	1,160,007
Interconexion Electrica SA ESP		209,445	1,136,300
Inversiones Argos SA		146,148	749,242

TOTAL COLOMBIA			7,737,408

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		77,337	1,735,051
Komercni Banka A/S		37,932	1,461,895
MONETA Money Bank A/S (c)		233,880	802,673

TOTAL CZECH REPUBLIC			3,999,619

Egypt - 0.1%
Commercial International Bank SAE		612,333	2,719,425
Commercial International Bank SAE sponsored GDR		42,342	182,071
Eastern Tobacco Co.		417,041	398,898
Elsewedy Electric Co.		334,210	248,386

TOTAL EGYPT			3,548,780

Greece - 0.3%
Alpha Bank AE (a)		677,548	1,322,330
EFG Eurobank Ergasias SA (a)		1,236,051	1,205,480
Ff Group (a)(d)		1,035	1,375
Greek Organization of Football Prognostics SA		114,064	1,285,417
Hellenic Telecommunications Organization SA		114,069	1,570,853
Jumbo SA		53,320	1,041,795
Motor Oil (HELLAS) Corinth Refineries SA		29,878	740,879
National Bank of Greece SA (a)		263,097	771,808

TOTAL GREECE			7,939,937

Hong Kong - 3.1%
Beijing Enterprises Holdings Ltd.		227,500	1,110,704
BYD Electronic International Co. Ltd.		305,500	477,104
China Agri-Industries Holdings Ltd.		1,014,000	308,660
China Everbright International Ltd.		1,747,333	1,538,719
China Everbright Ltd.		426,000	562,738
China Jinmao Holdings Group Ltd.		2,466,000	1,588,858
China Merchants Holdings International Co. Ltd.		666,105	1,102,381
China Mobile Ltd.		2,947,500	25,066,662
China Overseas Land and Investment Ltd.		1,842,000	6,279,487
China Power International Development Ltd.		1,908,000	478,210
China Resources Beer Holdings Co. Ltd.		702,878	3,293,306
China Resources Pharmaceutical Group Ltd. (c)		721,000	784,142
China Resources Power Holdings Co. Ltd.		903,691	1,297,716
China Taiping Insurance Group Ltd.		765,177	2,112,650
China Unicom Ltd.		2,948,000	2,872,105
CITIC Pacific Ltd.		2,788,000	3,691,502
CNOOC Ltd.		8,007,000	13,201,663
CNOOC Ltd. sponsored ADR		5,859	968,668
CSPC Pharmaceutical Group Ltd.		2,264,000	3,928,891
Far East Horizon Ltd.		1,073,000	998,003
Fosun International Ltd.		1,219,500	1,594,202
Guangdong Investment Ltd.		1,402,000	2,946,648
Hua Hong Semiconductor Ltd. (c)		202,000	416,286
Lenovo Group Ltd.		3,466,000	2,788,931
MMG Ltd. (a)		1,176,000	365,004
Shanghai Industrial Holdings Ltd.		223,000	456,901
Shenzhen Investment Ltd.		1,384,000	496,249
Sino-Ocean Group Holding Ltd.		1,475,479	593,659
Sinotruk Hong Kong Ltd.		338,500	496,364
Sun Art Retail Group Ltd.		1,165,966	1,179,226
Winteam Pharmaceutical Group Ltd.		1,012,000	462,082
Yuexiu Property Co. Ltd.		3,372,000	762,269

TOTAL HONG KONG			84,219,990

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		193,183	1,967,103
OTP Bank PLC		108,313	4,521,917
Richter Gedeon PLC		66,817	1,175,906

TOTAL HUNGARY			7,664,926

India - 8.2%
Adani Ports & Special Economic Zone Ltd. (a)		292,797	1,598,562
Ambuja Cements Ltd.		274,777	801,138
Ashok Leyland Ltd.		532,959	537,407
Asian Paints Ltd.		135,362	2,977,938
Aurobindo Pharma Ltd.		121,049	1,001,797
Avenue Supermarts Ltd. (a)(c)		59,291	1,272,059
Axis Bank Ltd.		914,105	8,909,523
Bajaj Auto Ltd.		39,356	1,433,198
Bajaj Finance Ltd.		83,569	3,925,166
Bajaj Finserv Ltd.		17,808	1,828,988
Bharat Forge Ltd.		97,048	592,990
Bharat Petroleum Corp. Ltd.		307,872	1,536,837
Bharti Airtel Ltd.		865,752	4,228,703
Bharti Infratel Ltd.		151,910	540,333
Bosch Ltd. (a)		3,235	675,966
Britannia Industries Ltd.		27,102	1,022,312
Cadila Healthcare Ltd.		958	3,160
Cipla Ltd. (a)		166,201	1,254,386
Coal India Ltd.		578,294	1,712,365
Container Corp. of India Ltd.		95,353	706,497
Dabur India Ltd.		250,695	1,547,456
Divi's Laboratories Ltd.		36,399	861,015
Dr. Reddy's Laboratories Ltd.		53,997	2,007,202
Eicher Motors Ltd.		6,302	1,487,881
GAIL India Ltd. (a)		748,012	1,394,655
Glenmark Pharmaceuticals Ltd.		63,689	392,808
Godrej Consumer Products Ltd.		169,096	1,466,545
Grasim Industries Ltd.		140,846	1,605,107
Havells India Ltd.		113,714	1,061,860
HCL Technologies Ltd.		260,707	3,904,478
Hero Motocorp Ltd.		22,792	776,089
Hindalco Industries Ltd.		558,815	1,537,087
Hindustan Petroleum Corp. Ltd.		288,776	1,109,446
Hindustan Unilever Ltd.		311,626	7,797,737
Housing Development Finance Corp. Ltd.		784,703	24,093,543
ICICI Bank Ltd.		1,145,099	7,036,908
ICICI Lombard General Insurance Co. Ltd. (c)		62,262	1,089,294
Indiabulls Housing Finance Ltd.		131,458	1,014,616
Indian Oil Corp. Ltd.		888,770	1,790,388
Infosys Ltd.		1,677,677	19,122,259
InterGlobe Aviation Ltd. (c)		43,670	984,737
ITC Ltd.		1,646,294	6,437,045
JSW Steel Ltd.		402,882	1,382,511
Larsen & Toubro Ltd.		229,920	4,612,119
LIC Housing Finance Ltd.		136,870	1,025,217
Lupin Ltd. (a)		102,070	1,131,765
Mahindra & Mahindra Financial Services Ltd.		146,889	646,705
Mahindra & Mahindra Ltd.		352,090	2,797,059
Marico Ltd.		212,889	1,131,330
Maruti Suzuki India Ltd.		51,348	4,062,541
Motherson Sumi Systems Ltd.		433,922	668,685
Nestle India Ltd.		10,839	1,831,336
NTPC Ltd.		1,111,953	2,040,106
Oil & Natural Gas Corp. Ltd.		1,218,477	2,448,444
Page Industries Ltd.		2,502	656,739
Petronet LNG Ltd.		274,985	941,261
Pidilite Industries Ltd.		57,471	1,032,201
Piramal Enterprises Ltd.		39,597	1,035,275
Power Grid Corp. of India Ltd.		858,405	2,620,699
Rec Ltd.		314,520	637,835
Reliance Industries Ltd.		1,370,562	23,074,309
Shree Cement Ltd.		3,831	1,118,422
Shriram Transport Finance Co. Ltd.		73,655	1,032,265
State Bank of India (a)		860,993	4,132,462
Sun Pharmaceutical Industries Ltd.		397,812	2,457,118
Tata Consultancy Services Ltd.		432,244	13,817,206
Tata Motors Ltd. (a)		752,697	1,470,520
Tata Power Co. Ltd.		509,809	446,484
Tata Steel Ltd.		167,337	1,044,059
Tech Mahindra Ltd.		228,036	2,098,293
Titan Co. Ltd.		149,218	2,280,546
Ultratech Cemco Ltd.		46,518	2,925,408
United Spirits Ltd. (a)		133,807	1,149,922
UPL Ltd. (a)		340,832	2,935,051
Vedanta Ltd.		878,841	1,951,747
Vodafone Idea Ltd. (a)		3,278,171	325,526
Wipro Ltd.		578,572	2,220,289
Yes Bank Ltd.		810,323	1,066,435
Zee Entertainment Enterprises Ltd.		249,856	1,306,353

TOTAL INDIA			222,631,724

Indonesia - 2.1%
Barito Pacific Tbk PT		2,434,100	671,219
PT Adaro Energy Tbk		6,576,200	591,388
PT Astra International Tbk		9,826,500	4,870,306
PT Bank Central Asia Tbk		4,731,400	10,387,213
PT Bank Mandiri (Persero) Tbk		8,987,100	5,056,093
PT Bank Negara Indonesia (Persero) Tbk		3,549,500	2,127,904
PT Bank Rakyat Indonesia Tbk		26,652,600	8,445,622
PT Bank Tabungan Negara Tbk		1,914,900	332,749
PT Bumi Serpong Damai Tbk (a)		3,439,900	345,289
PT Charoen Pokphand Indonesia Tbk		3,496,800	1,338,073
PT Gudang Garam Tbk		235,200	1,263,473
PT Hanjaya Mandala Sampoerna Tbk		4,616,200	992,884
PT Indah Kiat Pulp & Paper Tbk		1,339,100	706,683
PT Indocement Tunggal Prakarsa Tbk		896,900	1,424,870
PT Indofood CBP Sukses Makmur Tbk		1,069,900	813,730
PT Indofood Sukses Makmur Tbk		2,114,200	1,061,493
PT Jasa Marga Tbk		954,537	405,390
PT Kalbe Farma Tbk		10,746,300	1,122,893
PT Pabrik Kertas Tjiwi Kimia Tbk		673,700	572,480
PT Pakuwon Jati Tbk		8,529,900	445,638
PT Perusahaan Gas Negara Tbk Series B		5,011,100	728,031
PT Semen Gresik (Persero) Tbk		1,419,200	1,290,107
PT Surya Citra Media Tbk		2,568,600	282,446
PT Tambang Batubara Bukit Asam Tbk		1,259,400	244,759
PT Telekomunikasi Indonesia Tbk Series B		23,874,700	7,286,120
PT Tower Bersama Infrastructure Tbk		100	30
PT Unilever Indonesia Tbk		727,800	2,255,202
PT United Tractors Tbk		799,400	1,415,947

TOTAL INDONESIA			56,478,032

Isle of Man - 0.1%
NEPI Rockcastle PLC		176,680	1,589,232
Korea (South) - 10.6%
AMOREPACIFIC Corp.		15,426	1,805,040
AMOREPACIFIC Group, Inc.		14,357	689,845
BGF Retail Co. Ltd.		3,568	610,488
BS Financial Group, Inc.		135,800	797,736
Celltrion Healthcare Co. Ltd.		23,807	917,076
Celltrion Pharm, Inc. (a)		7,011	210,063
Celltrion, Inc. (a)		42,365	6,021,493
Cheil Industries, Inc.		41,455	3,182,125
Cheil Worldwide, Inc.		31,612	714,126
CJ CheilJedang Corp.		3,954	946,029
CJ Corp.		6,694	522,929
CJ O Shopping Co. Ltd.		4,955	687,511
Daelim Industrial Co.		13,123	1,161,039
Daewoo Engineering & Construction Co. Ltd. (a)		85,446	293,307
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		18,102	443,657
Db Insurance Co. Ltd.		24,427	1,151,236
Doosan Bobcat, Inc.		24,462	735,958
E-Mart Co. Ltd.		10,066	1,027,567
Fila Korea Ltd.		23,535	1,326,205
GS Engineering & Construction Corp.		28,593	810,991
GS Holdings Corp.		23,405	987,477
GS Retail Co. Ltd.		12,395	388,273
Hana Financial Group, Inc.		145,348	4,236,697
Hankook Tire Co. Ltd.		37,403	970,850
Hanmi Pharm Co. Ltd.		2,957	717,103
Hanmi Science Co. Ltd.		5,976	235,019
Hanon Systems		91,950	900,550
Hanwha Chemical Corp.		52,102	811,930
Hanwha Corp.		18,454	367,875
Hanwha Life Insurance Co. Ltd.		140,795	309,891
HDC Hyundai Development Co.		12,002	374,447
HLB, Inc. (a)		15,868	358,815
Hotel Shilla Co.		14,921	979,232
Hyundai Department Store Co. Ltd.		6,460	401,288
Hyundai Engineering & Construction Co. Ltd.		36,933	1,326,749
Hyundai Fire & Marine Insurance Co. Ltd.		28,710	674,190
Hyundai Glovis Co. Ltd.		9,152	1,180,992
Hyundai Heavy Industries Co. Ltd. (a)		18,410	1,664,490
Hyundai Mobis		32,792	6,607,985
Hyundai Motor Co.		69,350	7,346,666
Hyundai Robotics Co. Ltd.		4,778	1,304,523
Hyundai Steel Co.		38,256	1,241,606
Industrial Bank of Korea		120,127	1,325,073
ING Life Insurance Korea Ltd. (c)		14,977	356,293
Kakao Corp.		24,109	2,557,596
Kangwon Land, Inc.		56,553	1,461,106
KB Financial Group, Inc.		191,559	6,970,868
KCC Corp.		2,903	592,704
Kia Motors Corp.		127,014	4,659,140
Korea Aerospace Industries Ltd.		35,159	1,086,757
Korea Electric Power Corp. (a)		121,322	2,844,359
Korea Express Co. Ltd. (a)		4,170	479,430
Korea Gas Corp.		12,673	454,303
Korea Investment Holdings Co. Ltd.		19,725	1,225,480
Korea Zinc Co. Ltd.		3,993	1,481,523
Korean Air Lines Co. Ltd.		21,523	460,298
KT Corp.		216	5,028
KT&G Corp.		56,115	4,537,813
Kumho Petro Chemical Co. Ltd.		8,444	576,653
LG Chemical Ltd.		22,279	6,274,971
LG Corp.		45,963	2,730,455
LG Display Co. Ltd. (a)		110,350	1,335,221
LG Electronics, Inc.		51,716	2,820,175
LG Household & Health Care Ltd.		4,465	4,708,040
LG Innotek Co. Ltd.		7,098	667,469
LG Telecom Ltd.		49,667	541,643
Lotte Chemical Corp.		8,133	1,582,844
Lotte Confectionery Co. Ltd.		12,180	346,980
Lotte Shopping Co. Ltd.		5,671	645,858
Medy-Tox, Inc.		2,186	763,382
Meritz Securities Co. Ltd.		137,404	581,700
Mirae Asset Daewoo Co. Ltd.		193,503	1,216,594
NAVER Corp.		67,364	7,782,938
NCSOFT Corp.		7,909	3,200,455
Netmarble Corp. (a)(c)		12,076	916,901
Oci Co. Ltd.		8,682	545,890
Orion Corp./Republic of Korea		11,388	771,132
Ottogi Corp.		585	317,227
Pearl Abyss Corp. (a)		2,961	425,832
POSCO		37,916	7,116,846
POSCO Chemtech Co. Ltd.		10,757	436,613
Posco International Corp.		26,594	416,923
S-Oil Corp.		21,410	1,684,415
S1 Corp.		7,852	686,524
Samsung Biologics Co. Ltd. (a)(c)		7,823	1,831,389
Samsung Card Co. Ltd.		13,251	402,452
Samsung Electro-Mechanics Co. Ltd.		26,505	2,023,506
Samsung Electronics Co. Ltd.		2,293,635	86,510,278
Samsung Engineering Co. Ltd. (a)		76,613	1,052,582
Samsung Fire & Marine Insurance Co. Ltd.		14,844	3,281,606
Samsung Heavy Industries Co. Ltd. (a)		209,367	1,235,104
Samsung Life Insurance Co. Ltd.		33,738	2,156,830
Samsung SDI Co. Ltd.		26,544	5,504,910
Samsung SDS Co. Ltd.		16,779	2,922,645
Samsung Securities Co. Ltd.		30,461	931,906
Shinhan Financial Group Co. Ltd.		217,059	7,917,578
Shinsegae Co. Ltd.		3,669	777,155
SillaJen, Inc. (a)		28,481	1,048,330
SK C&C Co. Ltd.		17,102	3,166,706
SK Energy Co. Ltd.		26,805	3,835,606
SK Hynix, Inc.		262,657	16,743,987
SK Telecom Co. Ltd.		9,681	2,018,128
STX Pan Ocean Co. Ltd. (Korea) (a)		121,370	488,396
ViroMed Co. Ltd. (a)		7,571	1,245,916
ViroMed Co. Ltd. rights 8/6/19 (a)		457	23,657
Woongjin Coway Co. Ltd.		24,432	1,718,597
Woori Financial Group, Inc. (a)		231,141	2,542,852
Woori Investment & Securities Co. Ltd.		69,589	759,732
Yuhan Corp.		4,539	823,273

TOTAL KOREA (SOUTH)			287,995,642

Luxembourg - 0.1%
Globant SA (a)		16,867	1,787,902
Reinet Investments SCA		67,761	1,190,905

TOTAL LUXEMBOURG			2,978,807

Malaysia - 2.0%
AirAsia Group BHD		760,500	359,953
Alliance Bank Malaysia Bhd		421,800	375,201
AMMB Holdings Bhd		841,200	860,462
Axiata Group Bhd		1,291,534	1,568,280
British American Tobacco (Malaysia) Bhd		65,300	356,630
Bumiputra-Commerce Holdings Bhd		2,309,364	2,833,695
Dialog Group Bhd		1,791,400	1,494,382
DiGi.com Bhd		1,484,100	1,793,807
Fraser & Neave Holdings BHD		67,200	561,405
Gamuda Bhd		859,200	769,946
Genting Bhd		1,032,000	1,713,819
Genting Malaysia Bhd		1,479,600	1,382,189
Genting Plantations Bhd		111,700	262,565
Hap Seng Consolidated Bhd		285,800	684,500
Hartalega Holdings Bhd		733,100	877,706
Hong Leong Bank Bhd		315,900	1,371,906
Hong Leong Credit Bhd		104,500	454,868
IHH Healthcare Bhd		1,060,200	1,467,907
IJM Corp. Bhd		1,270,700	715,105
IOI Corp. Bhd		940,900	952,900
IOI Properties Group Bhd		75	23
Kuala Lumpur Kepong Bhd		196,900	1,125,589
Malayan Banking Bhd		1,840,687	3,850,400
Malaysia Airports Holdings Bhd		486,506	985,461
Maxis Bhd		1,132,000	1,555,620
MISC Bhd		551,400	961,959
Nestle (Malaysia) BHD		32,100	1,155,236
Petronas Chemicals Group Bhd		1,158,200	2,099,046
Petronas Dagangan Bhd		113,600	644,977
Petronas Gas Bhd		273,300	1,063,687
PPB Group Bhd		260,520	1,180,605
Press Metal Bhd		693,400	762,558
Public Bank Bhd		1,485,800	7,870,881
QL Resources Bhd		297,000	494,029
RHB Capital Bhd		751,889	1,000,934
Sime Darby Bhd		1,398,549	739,632
Sime Darby Plantation Bhd		991,549	1,105,282
Sime Darby Property Bhd		1,076,349	254,123
SP Setia Bhd		719,353	340,487
Telekom Malaysia Bhd		545,480	539,478
Tenaga Nasional Bhd		1,505,800	5,026,702
Top Glove Corp. Bhd		701,100	769,327
Westports Holdings Bhd		386,800	374,194
YTL Corp. Bhd		1,236,443	307,668

TOTAL MALAYSIA			55,065,124

Mexico - 2.3%
Alfa SA de CV Series A		1,443,400	1,250,300
Alsea S.A.B. de CV (a)		247,300	504,182
America Movil S.A.B. de CV Series L		16,194,200	11,391,185
Banco Santander Mexico SA		883,495	1,262,284
CEMEX S.A.B. de CV unit		7,358,818	2,615,018
Coca-Cola FEMSA S.A.B. de CV unit		256,800	1,578,019
El Puerto de Liverpool S.A.B. Dcv Class C		97,840	475,217
Embotelladoras Arca S.A.B. de CV		212,900	1,132,393
Fibra Uno Administracion SA de CV		1,499,700	1,927,473
Fomento Economico Mexicano S.A.B. de CV unit		933,500	8,461,233
Gruma S.A.B. de CV Series B		96,685	886,089
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		173,100	1,737,074
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		98,335	1,492,952
Grupo Bimbo S.A.B. de CV Series A		768,600	1,463,905
Grupo Carso SA de CV Series A1		227,900	735,060
Grupo Financiero Banorte S.A.B. de CV Series O		1,249,000	6,288,097
Grupo Financiero Inbursa S.A.B. de CV Series O		1,098,300	1,347,962
Grupo Mexico SA de CV Series B		1,693,007	4,142,462
Grupo Televisa SA de CV		1,176,500	2,230,370
Industrias Penoles SA de CV		66,540	615,930
Infraestructura Energetica Nova S.A.B. de CV		255,300	985,963
Kimberly-Clark de Mexico SA de CV Series A		742,700	1,543,630
Megacable Holdings S.A.B. de CV unit		137,300	584,844
Mexichem S.A.B. de CV		500,855	917,619
Promotora y Operadora de Infraestructura S.A.B. de CV		110,115	991,875
Wal-Mart de Mexico SA de CV Series V		2,521,900	7,440,518

TOTAL MEXICO			64,001,654

Netherlands - 0.1%
X5 Retail Group NV:
GDR		54,405	1,795,478
GDR (Reg. S)		4,732	158,238

TOTAL NETHERLANDS			1,953,716

Pakistan - 0.0%
Habib Bank Ltd.		266,400	200,768
MCB Bank Ltd.		190,700	208,874
Oil & Gas Development Co. Ltd.		296,600	235,384

TOTAL PAKISTAN			645,026

Peru - 0.1%
Compania de Minas Buenaventura SA		6,329	97,708
Compania de Minas Buenaventura SA sponsored ADR		96,161	1,465,494

TOTAL PERU			1,563,202

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.		971,590	1,006,170
Aboitiz Power Corp.		673,800	467,131
Alliance Global Group, Inc.		2,032,400	619,624
Ayala Corp.		134,825	2,527,627
Ayala Land, Inc.		3,553,940	3,461,115
Bank of the Philippine Islands (BPI)		409,757	721,335
BDO Unibank, Inc.		956,276	2,746,341
DMCI Holdings, Inc.		1,813,850	360,445
Globe Telecom, Inc.		15,160	638,179
GT Capital Holdings, Inc.		48,084	871,976
International Container Terminal Services, Inc.		475,950	1,258,201
JG Summit Holdings, Inc.		1,357,870	1,731,960
Jollibee Food Corp.		199,730	1,013,713
Manila Electric Co.		103,290	738,149
Megaworld Corp.		5,119,600	614,033
Metro Pacific Investments Corp.		6,441,800	604,775
Metropolitan Bank & Trust Co.		767,544	1,139,508
Philippine Long Distance Telephone Co.		42,445	951,382
Robinsons Land Corp.		945,751	504,634
Security Bank Corp.		101,960	364,722
SM Investments Corp.		118,260	2,309,856
SM Prime Holdings, Inc.		4,900,900	3,499,616
Universal Robina Corp.		427,410	1,337,704

TOTAL PHILIPPINES			29,488,196

Poland - 1.0%
Alior Bank SA (a)		41,585	503,404
Bank Millennium SA (a)		298,689	582,975
Bank Polska Kasa Opieki SA		80,805	2,150,450
Bank Zachodni WBK SA		17,009	1,436,744
BRE Bank SA (a)		7,174	646,705
CD Projekt RED SA		32,504	1,928,797
Cyfrowy Polsat SA		124,783	967,113
Dino Polska SA (a)(c)		23,755	895,421
Grupa Lotos SA		44,998	1,014,674
Jastrzebska Spolka Weglowa SA		23,735	239,558
KGHM Polska Miedz SA (Bearer) (a)		66,364	1,616,316
LPP SA		630	1,275,133
NG2 SA		13,160	509,295
Polish Oil & Gas Co. SA		829,197	1,204,448
Polska Grupa Energetyczna SA (a)		400,981	919,289
Polski Koncern Naftowy Orlen SA		144,358	3,626,129
Powszechna Kasa Oszczednosci Bank SA		422,061	4,450,427
Powszechny Zaklad Ubezpieczen SA		289,406	3,121,832
Telekomunikacja Polska SA (a)		321,140	560,097

TOTAL POLAND			27,648,807

Qatar - 1.0%
Barwa Real Estate Co. (a)		927,790	909,760
Industries Qatar QSC (a)		883,950	2,726,570
Masraf al Rayan (a)		1,750,186	1,841,163
Mesaieed Petrochemical Holding Co. (a)		2,067,860	1,476,739
Qatar Electricity & Water Co. (a)		248,010	1,063,362
Qatar Fuel Co. (a)		236,386	1,373,224
Qatar Insurance Co. SAQ (a)		715,540	685,912
Qatar Islamic Bank (a)		559,640	2,528,621
Qatar National Bank SAQ (a)		2,179,955	11,681,912
Qatar Telecom (Qtel) Q.S.C. (a)		365,040	716,895
The Commercial Bank of Qatar (a)		944,726	1,245,536

TOTAL QATAR			26,249,694

Russia - 3.6%
Alrosa Co. Ltd.		1,260,753	1,614,382
Gazprom OAO		2,892,166	10,719,617
Gazprom OAO sponsored ADR (Reg. S)		1,115,252	8,190,411
Inter Rao Ues JSC		17,218,744	1,209,688
Lukoil PJSC		153,708	12,572,953
Lukoil PJSC sponsored ADR		43,675	3,595,326
Magnit OJSC GDR (Reg. S)		168,418	2,442,061
Magnitogorsk Iron & Steel Works PJSC		1,033,600	696,347
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)		5,400	47,196
MMC Norilsk Nickel PJSC		19,584	4,506,497
MMC Norilsk Nickel PJSC sponsored ADR		106,819	2,469,655
Mobile TeleSystems OJSC sponsored ADR		242,315	1,979,714
Moscow Exchange MICEX-RTS OAO (a)		659,851	965,815
NOVATEK OAO GDR (Reg. S)		43,610	9,149,378
Novolipetsk Steel OJSC		556,742	1,319,963
Novolipetsk Steel OJSC GDR (Reg. S)		3,400	80,308
PhosAgro OJSC GDR (Reg. S)		52,328	652,530
Polyus PJSC		12,137	1,231,863
Polyus PJSC unit		1,400	71,400
Rosneft Oil Co. OJSC		363,404	2,409,181
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,268,859
RusHydro PJSC		325,695	2,894
Sberbank of Russia		4,932,696	17,997,697
Sberbank of Russia sponsored ADR		64,000	956,800
Severstal PAO		58,314	942,589
Severstal PAO GDR (Reg. S)		44,232	711,693
Surgutneftegas OJSC		2,418,849	1,028,384
Surgutneftegas OJSC sponsored ADR		157,497	659,912
Tatneft PAO		455,275	5,316,161
Tatneft PAO sponsored ADR		46,473	3,242,886
VTB Bank OJSC		1,340,875,800	895,357
VTB Bank OJSC sponsored GDR (Reg. S)		100,871	134,461

TOTAL RUSSIA			99,081,978

Saudi Arabia - 1.4%
Advanced Polypropylene Co.		21,916	342,424
Al Rajhi Bank		296,432	5,437,742
Alinma Bank		187,148	1,254,955
Almarai Co. Ltd.		57,343	773,635
Bank Al-Jazira		92,623	373,895
Bank Albilad		84,137	650,564
Banque Saudi Fransi		128,931	1,390,532
Bupa Arabia for Cooperative Insurance Co.		6,312	168,632
Dar Al Arkan Real Estate Development Co. (a)		120,295	367,568
Emaar The Economic City (a)		87,525	242,234
Etihad Etisalat Co. (a)		86,619	564,442
Jarir Marketing Co.		13,497	600,259
National Commercial Bank		291,447	4,266,158
National Industrialization Co. (a)		73,676	303,697
Rabigh Refining & Petrochemical Co. (a)		50,365	260,517
Riyad Bank		291,430	2,020,285
SABIC		183,299	5,248,914
Sahara International Petrochemical Co.		81,458	434,813
Samba Financial Group		232,429	2,026,484
Saudi Airlines Catering Co.		9,436	227,689
Saudi Arabian Fertilizers Co.		40,643	952,532
Saudi Arabian Mining Co. (a)		97,535	1,222,259
Saudi Cement Co.		17,120	324,091
Saudi Electricity Co.		192,328	1,003,036
Saudi Industrial Investment Group		49,990	315,091
Saudi Kayan Petrochemical Co. (a)		166,553	501,806
Saudi Telecom Co.		97,186	2,798,546
The Co. for Cooperative Insurance (a)		14,004	277,425
The Saudi British Bank		92,118	972,623
The Savola Group (a)		59,844	510,594
Yanbu National Petrochemical Co.		59,463	935,414

TOTAL SAUDI ARABIA			36,768,856

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)		93,700	807,261
South Africa - 5.4%
Anglo American Platinum Ltd.		25,776	1,530,167
AngloGold Ashanti Ltd.		198,458	3,410,440
Aspen Pharmacare Holdings Ltd.		184,024	1,155,041
Barclays Africa Group Ltd.		347,815	3,853,998
Bidcorp Ltd.		161,791	3,384,207
Bidvest Group Ltd.		140,678	1,801,475
Capitec Bank Holdings Ltd.		21,992	1,800,143
Clicks Group Ltd.		123,968	1,760,646
Discovery Ltd.		186,489	1,711,092
Exxaro Resources Ltd.		118,172	1,370,309
FirstRand Ltd.		1,622,103	6,940,683
Fortress (REIT) Ltd.:
Class A		488,584	726,500
Class B		138,637	111,495
Foschini Ltd.		112,614	1,295,353
Gold Fields Ltd.		399,889	2,042,398
Growthpoint Properties Ltd.		1,390,723	2,307,806
Hyprop Investments Ltd.		134	647
Investec Ltd.		141,262	807,205
Kumba Iron Ore Ltd.		30,220	994,557
Liberty Holdings Ltd.		58,799	443,119
Life Healthcare Group Holdings Ltd.		664,570	1,046,281
MMI Holdings Ltd.		408,427	480,917
Mr Price Group Ltd.		121,403	1,490,252
MTN Group Ltd.		815,449	6,386,016
MultiChoice Group Ltd. (a)		211,092	1,973,094
Naspers Ltd. Class N		210,721	51,365,412
Nedbank Group Ltd.		179,622	3,001,459
Netcare Ltd.		531,025	619,184
Old Mutual Ltd.		2,366,338	3,167,067
Pick 'n Pay Stores Ltd.		186,728	862,151
PSG Group Ltd.		71,056	1,130,745
Rand Merchant Insurance Holdings Ltd.		381,135	817,581
Redefine Properties Ltd.		2,595,072	1,587,775
Remgro Ltd.		256,528	3,183,632
Resilient Property Income Fund Ltd.		61	261
RMB Holdings Ltd.		375,620	1,975,070
Sanlam Ltd.		857,187	4,436,597
Sappi Ltd.		260,070	943,084
Sasol Ltd.		270,796	5,855,579
Shoprite Holdings Ltd.		229,539	2,466,021
Spar Group Ltd.		94,336	1,205,815
Standard Bank Group Ltd.		623,947	7,758,215
Telkom SA Ltd.		135,584	809,574
Tiger Brands Ltd.		76,266	1,180,584
Truworths International Ltd.		219,658	951,104
Vodacom Group Ltd.		311,177	2,543,590
Woolworths Holdings Ltd.		475,350	1,815,599

TOTAL SOUTH AFRICA			146,499,940

Taiwan - 10.4%
Acer, Inc.		1,495,994	902,454
Advantech Co. Ltd.		166,459	1,398,417
ASE Technology Holding Co. Ltd.		1,672,927	3,722,983
Asia Cement Corp.		1,060,153	1,416,236
ASUSTeK Computer, Inc.		335,000	2,370,617
AU Optronics Corp.		4,146,000	1,093,303
Catcher Technology Co. Ltd.		311,000	2,276,308
Cathay Financial Holding Co. Ltd.		3,624,641	4,726,806
Chang Hwa Commercial Bank		2,531,288	1,766,919
Cheng Shin Rubber Industry Co. Ltd.		940,937	1,215,124
Chicony Electronics Co. Ltd.		267,766	680,055
China Airlines Ltd.		1,185,043	362,626
China Development Finance Holding Corp.		6,062,800	1,798,156
China Life Insurance Co. Ltd.		1,352,278	1,113,068
China Steel Corp.		5,659,204	4,348,578
Chinatrust Financial Holding Co. Ltd.		8,895,826	5,775,548
Chunghwa Telecom Co. Ltd.		1,810,000	6,254,061
Compal Electronics, Inc.		1,988,000	1,213,140
Delta Electronics, Inc.		937,381	4,519,425
E.SUN Financial Holdings Co. Ltd.		5,017,278	4,173,973
ECLAT Textile Co. Ltd.		91,613	1,197,432
EVA Airways Corp.		1,022,347	478,005
Evergreen Marine Corp. (Taiwan)		1,036,775	476,470
Far Eastern Textile Ltd.		1,561,705	1,475,726
Far EasTone Telecommunications Co. Ltd.		755,000	1,730,936
Feng Tay Enterprise Co. Ltd.		160,072	1,063,207
First Financial Holding Co. Ltd.		4,717,443	3,537,751
Formosa Chemicals & Fibre Corp.		1,691,760	5,139,885
Formosa Petrochemical Corp.		602,000	2,038,179
Formosa Plastics Corp.		2,137,520	6,867,716
Formosa Taffeta Co. Ltd.		411,000	464,485
Foxconn Technology Co. Ltd.		455,587	934,924
Fubon Financial Holding Co. Ltd.		3,192,334	4,407,956
Giant Manufacturing Co. Ltd.		145,000	1,105,451
GlobalWafers Co. Ltd.		104,000	1,102,149
Highwealth Construction Corp.		375,000	585,599
HIWIN Technologies Corp.		109,570	970,556
Hon Hai Precision Industry Co. Ltd. (Foxconn)		6,001,869	15,027,188
Hotai Motor Co. Ltd.		145,000	2,084,395
Hua Nan Financial Holdings Co. Ltd.		3,576,181	2,513,643
Innolux Corp.		4,094,347	945,498
Inventec Corp.		1,220,865	906,866
Largan Precision Co. Ltd.		48,000	6,480,754
Lite-On Technology Corp.		1,006,279	1,422,762
MediaTek, Inc.		727,292	7,265,776
Mega Financial Holding Co. Ltd.		5,224,413	5,365,761
Micro-Star International Co. Ltd.		331,000	925,183
Nan Ya Plastics Corp.		2,471,860	5,637,556
Nanya Technology Corp.		590,000	1,378,850
Nien Made Enterprise Co. Ltd.		80,000	613,507
Novatek Microelectronics Corp.		273,000	1,439,994
Pegatron Corp.		932,000	1,510,937
Phison Electronics Corp.		72,000	704,074
Pou Chen Corp.		1,072,000	1,317,626
Powertech Technology, Inc.		339,000	924,476
President Chain Store Corp.		278,000	2,670,312
Quanta Computer, Inc.		1,278,000	2,345,968
Realtek Semiconductor Corp.		234,401	1,554,858
Ruentex Development Co. Ltd.		297,480	394,061
Ruentex Industries Ltd.		156,200	331,827
Shin Kong Financial Holding Co. Ltd.		4,956,142	1,430,850
Sinopac Holdings Co.		5,138,591	2,035,739
Standard Foods Corp.		189,812	365,411
Synnex Technology International Corp.		615,500	754,702
TaiMed Biologics, Inc. (a)		81,000	431,414
Taishin Financial Holdings Co. Ltd.		4,397,707	2,055,546
Taiwan Business Bank		1,866,771	799,943
Taiwan Cement Corp.		2,200,400	3,143,242
Taiwan Cooperative Financial Holding Co. Ltd.		4,184,818	2,812,390
Taiwan High Speed Rail Corp.		949,000	1,263,361
Taiwan Mobile Co. Ltd.		759,900	2,656,660
Taiwan Semiconductor Manufacturing Co. Ltd.		11,833,000	97,186,169
Tatung Co. Ltd. (a)		854,000	548,618
The Shanghai Commercial & Savings Bank Ltd.		1,480,000	2,435,252
Unified-President Enterprises Corp.		2,320,983	6,000,554
United Microelectronics Corp.		5,715,000	2,534,386
Vanguard International Semiconductor Corp.		440,000	887,162
Walsin Technology Corp.		153,000	850,296
Win Semiconductors Corp.		161,000	1,359,046
Winbond Electronics Corp.		1,366,000	831,774
Wistron Corp.		1,388,008	1,029,923
WPG Holding Co. Ltd.		754,200	995,026
Yageo Corp.		123,085	1,032,302
Yuanta Financial Holding Co. Ltd.		4,707,952	2,634,535

TOTAL TAIWAN			284,540,397

Thailand - 2.9%
Advanced Info Service PCL (For. Reg.)		569,700	3,933,600
Airports of Thailand PCL (For. Reg.)		2,050,300	4,779,201
Bangkok Bank PCL (For. Reg.)		215,700	1,264,253
Bangkok Dusit Medical Services PCL (For. Reg.)		4,582,400	3,708,724
Bangkok Expressway and Metro PCL		3,836,500	1,305,494
Banpu PCL (For. Reg.)		2,229,500	1,029,818
Berli Jucker PCL (For. Reg)		614,400	1,028,592
BTS Group Holdings PCL		2,898,700	1,162,082
Bumrungrad Hospital PCL (For. Reg.)		199,900	1,104,029
C.P. ALL PCL (For. Reg.)		2,655,000	7,450,123
Central Pattana PCL (For. Reg.)		1,082,100	2,566,987
Charoen Pokphand Foods PCL (For. Reg.)		2,027,320	1,822,978
Electricity Generating PCL (For. Reg.)		128,000	1,366,029
Energy Absolute PCL		732,700	1,235,938
Glow Energy PCL (For. Reg.)		245,800	712,658
Gulf Energy Development PCL		358,400	1,467,832
Home Product Center PCL (For. Reg.)		2,741,406	1,528,232
Indorama Ventures PCL (For. Reg.)		948,500	1,256,877
Intouch Holdings PCL (For. Reg.)		982,500	2,030,601
IRPC PCL (For. Reg.)		5,390,100	836,528
Kasikornbank PCL		339,200	1,894,025
Kasikornbank PCL (For. Reg.)		618,700	3,464,711
Krung Thai Bank PCL (For. Reg.)		1,486,070	944,935
Land & House PCL (For. Reg.)		3,981,900	1,455,892
Minor International PCL:
warrants 9/30/21 (a)		54,189	9,636
(For. Reg.)		1,447,480	1,883,836
Muangthai Leasing PCL		288,400	563,870
PTT Exploration and Production PCL (For. Reg.)		645,039	2,821,072
PTT Global Chemical PCL (For. Reg.)		1,175,639	2,296,719
PTT PCL (For. Reg.)		5,592,600	8,547,955
Ratchaburi Electric Generating Holding PCL (For. Reg.)		326,700	715,796
Robinsons Department Store PCL (For. Reg.)		214,100	439,547
Siam Cement PCL (For. Reg.)		367,050	5,157,488
Siam Commercial Bank PCL		20,100	89,557
Siam Commercial Bank PCL (For. Reg.)		382,700	1,705,153
Thai Oil PCL (For. Reg.)		513,700	1,146,031
Thai Union Frozen Products PCL (For. Reg.)		1,587,520	972,918
TMB PCL (For. Reg.)		4,744,400	291,002
Total Access Communication PCL (For. Reg.)		322,100	610,763
True Corp. PCL (For. Reg.)		6,138,919	1,278,906

TOTAL THAILAND			77,880,388

Turkey - 0.5%
Akbank TAS (a)		1,397,217	1,890,161
Anadolu Efes Biracilik Ve Malt Sanayii A/S		89,859	345,203
Arcelik A/S (a)		92,672	289,756
Aselsan A/S		156,106	530,050
Bim Birlesik Magazalar A/S JSC		206,742	1,735,877
Eregli Demir ve Celik Fabrikalari T.A.S.		646,715	860,973
Ford Otomotiv Sanayi A/S		30,812	337,325
Haci Omer Sabanci Holding A/S		418,483	740,087
Koc Holding A/S		376,537	1,262,995
TAV Havalimanlari Holding A/S		79,468	357,400
Tupras Turkiye Petrol Rafinerileri A/S		61,672	1,547,049
Turk Hava Yollari AO (a)		249,617	557,289
Turk Sise ve Cam Fabrikalari A/S		294,577	260,216
Turkcell Iletisim Hizmet A/S		539,754	1,263,069
Turkiye Garanti Bankasi A/S (a)		1,132,282	1,998,383
Turkiye Is Bankasi A/S Series C (a)		801,905	896,593

TOTAL TURKEY			14,872,426

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		1,352,704	3,314,413
Aldar Properties PJSC (a)		1,782,270	1,120,848
Damac Properties Dubai Co. PJSC (a)		396	110
DP World Ltd.		79,062	1,217,555
Dubai Islamic Bank Pakistan Ltd. (a)		752,502	1,089,885
Emaar Development PJSC (a)		351,344	459,129
Emaar Malls Group PJSC (a)		1,185,408	684,172
Emaar Properties PJSC		1,669,558	2,513,553
Emirates Telecommunications Corp.		843,993	3,961,297
National Bank of Abu Dhabi PJSC (a)		1,313,501	5,678,613

TOTAL UNITED ARAB EMIRATES			20,039,575

United States of America - 0.3%
Southern Copper Corp.		40,574	1,452,143
Yum China Holdings, Inc.		173,033	7,873,002

TOTAL UNITED STATES OF AMERICA			9,325,145

US Virgin Islands - 0.0%
Xinyi Energy Holdings Ltd. (a)		128,356	33,926
TOTAL COMMON STOCKS
(Cost $2,340,741,284)			2,492,352,136

Nonconvertible Preferred Stocks - 3.5%
Brazil - 2.6%
Banco Bradesco SA (PN)		1,936,775	17,508,545
Braskem SA (PN-A) (a)		93,000	829,515
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		110,000	1,141,405
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		75,400	1,848,276
Companhia Energetica de Minas Gerais (CEMIG) (PN)		431,833	1,599,989
Gerdau SA		535,600	1,929,723
Itau Unibanco Holding SA		2,328,931	21,248,936
Itausa-Investimentos Itau SA (PN)		2,100,128	6,862,210
Lojas Americanas SA (PN)		354,284	1,684,923
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,995,000	13,633,341
Telefonica Brasil SA		215,400	2,951,883

TOTAL BRAZIL			71,238,746

Chile - 0.1%
Embotelladora Andina SA Class B		163,277	574,008
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		47,118	1,382,054

TOTAL CHILE			1,956,062

Colombia - 0.1%
Bancolombia SA (PN)		164,612	2,070,112
Grupo Aval Acciones y Valores SA		1,803,618	695,406
Grupo de Inversiones Suramerica SA		54,155	524,891

TOTAL COLOMBIA			3,290,409

Korea (South) - 0.6%
AMOREPACIFIC Corp.		4,729	308,604
CJ Corp. 0.00 (a)(d)		802	24,752
Hyundai Motor Co.		11,763	725,015
Hyundai Motor Co. Series 2		21,324	1,471,045
LG Chemical Ltd.		3,404	511,175
LG Household & Health Care Ltd.		1,098	739,127
Samsung Electronics Co. Ltd.		395,112	12,168,854

TOTAL KOREA (SOUTH)			15,948,572

Russia - 0.1%
AK Transneft OAO		238	589,695
Surgutneftegas OJSC		3,051,140	1,495,480

TOTAL RUSSIA			2,085,175

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $85,554,172)			94,518,964
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	48,036
		Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund 2.43% (f)		120,561,202	120,585,314
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)		16,407,769	16,409,410
TOTAL MONEY MARKET FUNDS
(Cost $136,994,311)			136,994,724
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,563,342,676)			2,723,913,860
NET OTHER ASSETS (LIABILITIES) - 0.2%(h)			5,371,189
NET ASSETS - 100%			$2,729,285,049

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,782	Sept. 2019	$142,660,960	$(2,661,609)	$(2,661,609)

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,463,870 or 1.3% of net assets.

 (d) Level 3 security

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $7,043,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,857,097
Fidelity Securities Lending Cash Central Fund	178,537
Total	$2,035,634

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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